Financial Risk Management - Disaggregation of Structured Finance Loans and Advances (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 121,716,465	¥ 111,891,134
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	123,186,120	113,143,827
Gross carrying amount [member] | Real estate finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	5,647,338	4,581,928
Gross carrying amount [member] | Project finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	7,119,699	6,283,946
Gross carrying amount [member] | Other structured finance [Member]
Disclosure of credit risk exposure [line items]
Loans and advances	548,828	509,334
Gross carrying amount [member] | Structured finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 13,315,865	¥ 11,375,208